Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 0	$ 0	¥ 4,184	¥ 31,295
Gross unrealized losses (downward adjustments excluding impairment)	0	0	(8,211)	0
Net unrealized gains/(losses) on equity securities held	0	0	(4,027)	31,295
Net realized gains on equity securities sold	21,230	2,908	0	0
Total net gains/(losses) recognized	¥ 21,230	$ 2,908	¥ (4,027)	¥ 31,295